PROPERTY AND EQUIPMENT, NET (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
PROPERTY AND EQUIPMENT, NET
Schedule of Property and Equipment, net
	September 30, 2024	December 31, 2023
Land	$3,577,662	$3,551,020
Buildings and improvements	4,868,378	4,787,963
Leasehold improvements	3,667	3,639
Vehicles	285,609	285,388
Furniture, fixtures and equipment	3,014,683	2,707,442
Computers and software	203,215	168,173
	11,953,214	11,503,625
Less: Accumulated depreciation and amortization	(1,377,286)	(1,048,126)
Total	$10,575,928	$10,455,499

	2023	2022
Land	$3,551,020	$-
Buildings and improvements	4,787,963	-
Leasehold improvements	3,639	502,882
Vehicles	285,388	107,976
Furniture, fixtures and equipment	2,707,442	1,945,207
Computers and software	168,173	138,783
	11,503,625	2,694,848
Less: Accumulated depreciation and amortization	(1,048,126)	(877,823)
Total	$10,455,499	$1,817,025